Financial Assets and Liabilities - Movements in Level 3 Fair Value Remeasurements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 143,296
Ending balance	150,670	€ 143,296
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	143,296	157,950	€ 0
Additions	0	0	142,467
Remeasurement recognized in financial income or expense	7,374	(14,654)	15,483
Ending balance	€ 150,670	€ 143,296	€ 157,950